PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5: -PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost:

Computers, software and related equipment	$1,431	$1,365
Laboratory equipment and office furniture	3,367	3,538
Leasehold improvements	2,321	2,316

	7,119	7,219
Accumulated depreciation:

Computers, software and related equipment	1,264	1,152
Laboratory equipment and office furniture	3,001	2,821
Leasehold improvements	1,143	908

	5,408	4,881

Depreciated cost	$1,711	$2,338

F - 24

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 5: -PROPERTY AND EQUIPMENT, NET (Cont.)

During 2020 and 2019 total cost of $ 220 and $ 2,698, respectively and total accumulated depreciation of $ 188 and $ 2,451, respectively were disposed from the consolidated balance sheets.

For the years ended December 31, 2020, 2019 and 2018, depreciation expenses were approximately $ 715, $ 989 and $ 1,394, respectively.